Financing Transactions (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Nov. 30, 2011	Apr. 30, 2011	Mar. 31, 2011 Teekay Offshore [Member]	Dec. 31, 2011 Teekay Offshore [Member]	Dec. 31, 2010 Teekay Offshore [Member]	Dec. 31, 2009 Teekay Offshore [Member]	Dec. 31, 2011 Teekay Tankers [Member]	Dec. 31, 2010 Teekay Tankers [Member]	Dec. 31, 2009 Teekay Tankers [Member]	Dec. 31, 2011 Teekay LNG [Member]	Dec. 31, 2010 Teekay LNG [Member]	Dec. 31, 2009 Teekay LNG [Member]
Equity Offerings [Line Items]
Total proceeds received	$ 187,400	$ 168,700	$ 226,300	$ 420,145	$ 419,989	$ 107,042	$ 112,054	$ 243,977	$ 68,600	$ 356,133	$ 51,020	$ 170,237
Less: Teekay Corporation portion				(230,144)	(8,400)	(2,291)		(32,000)		(7,123)	(1,020)	(3,436)
Offering expenses				(279)	(18,645)	(2,742)	(4,820)	(9,279)	(3,044)	(14,909)		(7,805)
Net proceeds received				$ 189,722	$ 392,944	$ 102,009	$ 107,234	$ 202,698	$ 65,556	$ 334,101	$ 50,000	$ 158,996